Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Federal					$ 156,086	$ 41,357	$ 110,579
State					1,175	677	1,467
Foreign					989	1,459	1,262
Total current income taxes					158,250	43,493	113,308
Deferred
Federal					(553,439)	(314,923)	375,260
State					32,443	(22,940)	7,421
Foreign					52,668	25,402
Total deferred income taxes					(468,328)	(312,461)	382,681
Total income taxes	9,964	(457,413)	(65,990)	(382,149)	(310,078)	(268,968)	495,989
Deferred Tax Liabilities
Accelerated depreciation on flight equipment					4,992,981	5,312,171
Straight line rents						17,472
Other						911
Total Deferred Tax Liabilities					4,992,981	5,330,554
Deferred Tax Assets
Straight line rents					(6,102)
Estimated reimbursements of overhaul rentals					(261,833)	(195,548)
Capitalized overhauls					(80,479)	(71,610)
Rent received in advance					(89,013)	(94,890)
Derivatives					(12,532)	(29,232)
Accruals and reserves					(119,232)	(150,726)
Net operating loss carry forward					(113,866)	(89,865)
Investment in foreign subsidiaries					(52,668)	(25,402)
Other					(52,667)	(13,131)
Total Deferred Tax Assets					(788,392)	(670,404)
Net Deferred Tax Liability					$ 4,204,589	$ 4,660,150